Goldman Sachs Emerging Markets Debt Fund Expense Example - Class P Shares [Member] - Goldman Sachs Emerging Markets Debt Fund - Class P Shares	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	$ 1,220